Shareholder Fees {- Strategic Advisers® Short Duration Fund}	Jul. 30, 2021 USD ($)
05.31 Strategic Advisers Short Duration Fund PRO-11 | Strategic Advisers® Short Duration Fund
Shareholder Fees:
(fees paid directly from your investment)	none